Other Reserves - Disclosure of Other Reserves (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	R 2,389	R 2,439
Hedge reserve	(214)	413	R 1,143
Share-based payments	2,764	2,534	2,160
Post-retirement benefit actuarial gain/(loss)	(19)	(12)	R (25)
Acquisition of non-controlling interest in subsidiary	(381)	(381)
Equity component of convertible bond	277	277
Repurchase of equity interest	(98)	(98)
Equity instruments designated at fair value through other comprehensive income	79	0
Fair value movement of available-for-sale financial assets	0	(3)
Other	(24)	(24)
Total other reserves	R 4,773	R 5,145